General information	12 Months Ended
Dec. 31, 2025
General information
General information

Note 1. General information

1.1 Reporting entity

Sportradar Group AG and its subsidiaries (together, the “Company” or “Sportradar”) is a leading provider of sports data services and premium partner for the sports betting and media industries.

The parent company, Sportradar Group AG, was incorporated on June 24, 2021 as a stock corporation under the laws of Switzerland, located in St. Gallen, Switzerland, and is registered in the Commercial Register of the district court in St. Gallen.

The Company’s ordinary shares are currently listed on The Nasdaq Global Select Market under the ticker symbol “SRAD”.

The consolidated financial statements for the financial year ended December 31, 2025 were approved and authorized for issue by the Company’s board of directors on March 26, 2026.

1.2 Basis of preparation

The consolidated financial statements have been prepared in conformity with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared on an accrual basis applying the historical cost concept, except for certain financial instruments that are measured at fair value.

The accounting policies set out below comply with each respective IFRS effective at the end of the Company’s reporting period, which was December 31, 2025. They have all been applied consistently throughout the year and the preceding years.

Certain monetary amounts, percentages, and other figures included in this report have been subject to rounding adjustments. Accordingly, figures shown as totals in certain tables may not be the arithmetic aggregation of the figures that precede them.

1.3 Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023. A subsidiary is an entity controlled by the Company. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. Intercompany transactions, balances, unrealized losses and unrealized gains on transactions between subsidiaries are eliminated in preparing the consolidated financial statements. Accounting policies of subsidiaries are consistent with the policies adopted by the Company.

Non-controlling interests are measured initially at their proportionate share of the acquired entity’s identifiable net assets at the date of acquisition. Non-controlling interests are the proportionate share of the results and the equity in a subsidiary not attributable, directly or indirectly, to a parent. Non-controlling interests in the net assets and in the results of consolidated subsidiaries are identified separately from the Company’s equity and results. Non-controlling interests consist of the amount of those interests at the date of the business combination and the non-controlling interests’ share of changes in equity since that date.

Profit or loss and each component of Other Comprehensive Income (“OCI”) are attributed to the equity holders of the parent of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in the consolidated statements of profit or loss and other comprehensive income. Any investment retained is recognized at fair value.

1.4 Global economic conditions

The Company’s financial performance is subject to global economic conditions and their impact on levels of entertainment and discretionary consumer spending. Economic recessions have had, and may continue to have, far reaching adverse consequences across many industries, including the global sports entertainment and gaming industries, which may adversely affect the Company’s business, and financial condition or results of operation.